COMMITMENTS AND CONTINCENGIES (Tables)	12 Months Ended
Oct. 31, 2020
COMMITMENTS AND CONTINCENGIES
Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the years ended October 31, 2020 and 2019 is as follows:

	Years Ended October 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$141,445	$76,971
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$378,719	$192,723

Schedule of lease term and discount rate

The following table summarizes the lease term and discount rate for the Company’s operating lease as of October 31, 2020:

Operating Lease
Weighted average remaining lease term (in years)	2.16
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities

The following table summarizes the maturity of lease liabilities under operating lease as of October 31, 2020:

For the Year Ending October 31:	Operating Lease
2021	$199,426
2022	95,403
2023 and thereafter	42,947
Total lease payments	337,776
Amount of lease payments representing interest	(15,848)
Total present value of operating lease liabilities	$321,928

Current portion	$188,819
Long-term portion	133,109
Total	$321,928